Document and Entity Information	Apr. 16, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001893262
Document Type	8-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Apr. 16, 2024
Entity Registrant Name	J.P. Morgan Real Estate Income Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	333-265588
Entity Tax Identification Number	87-3439916
Entity Address, Address Line One	277 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10172
City Area Code	212
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true